Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Thousands	Jun. 30, 2025	Jun. 30, 2024
Statement of Financial Position [Abstract]
Long term debt, face value	$ 26,945	$ 26,945
Convertible notes, face value	35,063	35,494
Convertible notes payable to related party non-current	$ 16,993	$ 16,174
Preferred stock, par value	$ 0.001	$ 0.001
Preferred stock, shares authorized	5,000,000	5,000,000
Preferred stock, shares outstanding	0	0
Common stock, par value	$ 0.001	$ 0.001
Common stock, shares authorized	350,000,000	350,000,000
Common stock, shares issued	27,630,305	31,875,285
Common stock, shares outstanding	26,552,948	30,494,448